Intangible Liabilities - Charter Agreements - Schedule of Intangible Liabilities (Details) $ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
		Jan. 09, 2025 USD ($) TEU	Jan. 31, 2026 USD ($) TEU	Jun. 30, 2026 USD ($) TEU		Dec. 31, 2025 USD ($) TEU
Intangible Liabilities – Charter Agreements [Abstract]
Opening balance			$ 90,054	$ 90,054		$ 49,431
Additions	[1]			19,061		54,109
Amortization				(12,672)		(13,486)
Total				$ 96,443		$ 90,054
Czech [Member]
Intangible Liabilities – Charter Agreements [Abstract]
Vessel capacity (in TEU) | TEU		9,019		9,019	[2]
Intangible liability recognized		$ 15,987
Lotus A, Koi [Member]
Intangible Liabilities – Charter Agreements [Abstract]
Vessel capacity (in TEU) | TEU						8,586
Intangible liability recognized						$ 38,122
Cypress [Member]
Intangible Liabilities – Charter Agreements [Abstract]
Vessel capacity (in TEU) | TEU			8,586	8,586	[3]
Intangible liability recognized			$ 19,061

[1]	During the first quarter of 2025, the charter of the fourth ECO 9,019 TEU Vessel resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. During December 2025, the charters of the first two ECO 8,586 TEU Vessels and during January 2026, the charter of the third ECO 8,586 TEU Vessel, resulted in an intangible liability of $38,122 and $19,061, respectively, that was recognized and will be amortized over the remaining useful life of the charters.
[2]	The charter of the fourth ECO 9,019 TEU Vessel resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.
[3]	The charters of the ECO 8,586 TEU Vessels resulted in an intangible liability of $57,183 that was recognized and will be amortized over the remaining useful life of the charters.